Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segment As Adjusted EBITDA
Segment Adjusted EBITDA

		Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	Note	€m	€m	€m
Profit for the year		192.7	249.8	181.0
Taxation		60.9	71.2	55.7
Net financing costs		86.8	54.4	106.0
Depreciation and amortization		95.0	88.6	71.6
Acquisition purchase price adjustments		—	—	8.4
Exceptional items	7	72.5	48.7	45.3
Other add-backs		27.1	11.7	18.7
Adjusted EBITDA		535.0	524.4	486.7

External Revenue and Non-current Assets by Geography
External revenue by geography

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	€m	€m	€m
United Kingdom	869.4	806.2	758.3
Germany	397.2	385.4	396.3
Italy	377.8	408.5	417.9
France	209.3	192.4	188.6
Sweden	138.1	149.4	148.1
Croatia (1)	136.3	122.7	16.1
Austria	126.9	122.0	129.3
Norway	124.2	126.6	121.7
Serbia (1)	117.5	108.2	13.6
Spain	82.7	78.6	75.1
Switzerland	80.4	80.1	74.4
Rest of Europe	384.7	359.6	267.2
Total external revenue by geography	3,044.5	2,939.7	2,606.6
(1) Sales included from acquisition date of September 30, 2021.

Non-current assets by geography

	December 31, 2023	December 31, 2022
	€m	€m
United Kingdom	159.5	140.1
Germany	134.9	139.0
Italy	64.5	63.4
Serbia	55.1	50.3
Croatia	50.3	41.8
Ireland	34.2	35.4
Norway	25.5	28.6
Sweden	22.3	22.1
Rest of Europe	71.8	70.4
Total non-current assets by geography	618.1	591.1